CONCENTRATIONS (Details Textual)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Customer Concentration Risk [Member] | Sales Revenue, Net [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	20.00%	26.00%	13.00%
Customer Concentration Risk [Member] | Accounts Receivable [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	10.00%
Supplier Concentration Risk [Member] | Cost of Goods, Total [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	62.00%	83.00%	86.00%
Product Concentration Risk [Member] | Sales Revenue, Net [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	72.00%	67.00%	68.00%